CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (5,023)	$ 18,954
Cash Flow Hedge:
Unrealized gain from cash-flow hedges, net of taxes	131	435
Less: reclassification adjustment for net gains included in net income	(102)
Net change	29	435
Change in foreign currency translation	852	(6)
Other comprehensive income:	881	429
Comprehensive Income (loss)	$ (4,142)	$ 19,383